THE GRADISON GOVERNMENT RESERVES FUND

SEMIANNUAL
REPORT
MARCH 31,
1999

(LOGO) (R)
Victory Funds

                              TABLE OF CONTENTS

Shareholder Letter                                             2

Financial Statements

Schedule of Investments                                        3

Statement of Assets and Liabilities                            4

Statement of Operations                                        5

Statement of Changes in Net Assets                             6

Notes to Financial Statements                                  7

Financial Highlights                                          10


Key Asset Management Inc. (KAM), a subsidiary of KeyCorp, is the investment adviser to The Victory Funds. The Victory Funds are sponsored and distributed by BISYS Fund Services, which is not affiliated with KeyCorp or its subsidiaries. KAM receives fees for its services from The Victory Funds.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Victory Gradison Government Reserves Fund.

An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

                              NOT FDIC INSURED

Shares of The Victory Funds are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any KeyCorp bank, Key Asset Management Inc., or their affiliates, and are subject to investment risks, including possible loss of the principal amount invested.

Year 2000 Issues. Like all mutual funds, the Fund could be adversely affected if the computer systems used by its service providers, including shareholder servicing agents, are unable to recognize dates after 1999. The risk of such a computer failure may be greater as it relates to investments in foreign countries. The Fund's service providers have been actively updating their systems to be able to process Year 2000 data. There can be no assurance, however, that these steps will be adequate to avoid a temporary service disruption or other adverse impact on the Fund. In addition, an issuer's failure to process accurately Year 2000 data may cause that issuer's securities to decline in value or delay the payment of interest to the Fund.

(LOGO) (R)
Victory Funds

Call Victory at:                                Or Call Gradison McDonald at:
800-539-FUND (800-539-3863)                     800-869-5999 or 513-579-5999

Letter to our Shareholders

On behalf of the Victory Funds, welcome! We are pleased to present the Victory Gradison Government Reserves Fund semiannual report for the period ended March 31, 1999. We hope you find this report useful, easy to read, and a valuable tool provided by the Victory Funds. But, before you delve into the report, we would like to share some highlights from this past six months and some brief economic commentary.

In October, KeyCorp acquired McDonald & Company Investments, Inc. and its related dealer, McDonald & Company Securities Inc., a full service investment and banking securities brokerage firm. In addition, during the Funds' second fiscal quarter, the merger of the Gradison Funds into the Victory Funds was substantially completed. We acknowledge your support in this effort -- your votes ensured the merger progressed without disturbance to investment management and shareholder servicing efforts. The combined assets of the Victory Funds are now over 18 billion dollars spread across 32 distinct funds, giving the Victory Funds the ability to serve an even wider variety of investors. We have every hope that these recent additions and structural changes will serve to enhance the Victory Funds' ability to meet your specific investment goals.

Currently, Key Asset Management reports the domestic economy is in great shape. Unemployment is low, and real income growth is high. News from Asia seems to be getting better, a prerequisite for global acceleration. Consumer confidence is high, and investor sentiment is almost as buoyant. Cash flows into equities are strong. The Dow Jones recently hit 10,000, and the S&P 500 spent much of the Funds' second fiscal quarter in record territory, too.

This healthy economic picture provides all of our shareholders with the opportunity to further diversify their holdings among the broad investment options of the expanded Victory Fund complex. As you may know, diversification can be a powerful tool in helping investors manage risk and achieving one's investment objectives, through good and bad economic periods.

Thank you for choosing the Victory Funds to help you realize your investment goals and, as always, we welcome your comments on this report.

/s/ Leigh A. Wilson                      /s/ Bradley E. Turner
Leigh A. Wilson                          Bradley E. Turner
President                                President
The Victory Funds                        The Gradison Funds

Dow Jones Industrial Average: A price weighted average of thirty blue-chip stocks that are generally the leaders in their industry and are noted on the New York Stock Exchange.

The Standard & Poor's 500 Stock Index (S&P 500) is a broad-based unmanaged index that represents the general performance of domestically traded common stocks of mid- to large-size companies.

THE VICTORY PORTFOLIOS                               Schedule of Investments
Gradison U.S. Government Reserves Fund                        March 31, 1999
(Amounts in Thousands)                                           (Unaudited)

                                             Principal            Amortized
Security Description                         Amount               Cost

                      U.S. Government Agencies (74.6%)

Federal Farm Credit Bank (18.8%):
4.84%, 4/1/99                                $ 17,077             $   17,077
4.73%*, 4/1/99, MTN                            25,000                 24,994
4.77%*, 4/1/99, MTN                            25,000                 24,991
4.77%**, 4/1/99                                49,700                 49,700
5.50%, 4/1/99, MTN                             32,000                 32,000
4.71%, 4/7/99                                  75,000                 74,942
4.73%, 4/13/99                                 44,000                 43,931
4.70%, 4/14/99                                 11,000                 10,981
4.76%, 4/16/99                                 11,000                 10,978
4.75%, 7/1/99                                  21,419                 21,418
5.55%, 7/1/99, MTN                             15,000                 14,999
5.24%, 9/29/99,
  Callable 4/9/99 @ 100, MTN                   25,000                 25,000
5.00%, 12/15/99,
  Callable 6/10/99 @ 100                       25,000                 25,000
5.00%, 12/30/99,
  Callable 6/10/99 @ 100                       10,000                 10,000
4.76%, 1/18/00                                 25,000                 24,953

                                                                     410,964

Federal Home Loan Bank (31.6%):
4.71%*, 4/1/99                                 50,000                 50,000
4.73%, 4/7/99                                  63,000                 62,950
4.94%*, 4/7/99                                 50,000                 49,989
5.54%, 4/7/99                                  10,150                 10,150
4.74%, 4/14/99                                173,000                172,704
4.77%, 4/23/99                                 37,600                 37,490
4.75%, 4/28/99                                 25,000                 24,911
4.76%*, 5/3/99                                 30,000                 29,988
4.73%, 5/7/99                                  30,000                 29,858
5.65%, 5/19/99                                 19,500                 19,517
4.75%, 5/26/99                                 25,000                 24,818
5.53%, 6/10/99                                 10,000                  9,997
5.61%, 6/11/99                                 13,700                 13,699
5.51%, 8/17/99                                 20,000                 19,996
4.72%, 8/25/99                                 17,000                 16,674
4.74%, 9/8/99                                  30,050                 29,417
5.00%, 10/28/99,
  Callable 4/28/99 @ 100                       21,000                 20,995
4.90%, 12/1/99                                 25,000                 25,023
4.86%, 1/14/00                                 25,000                 24,988
4.95%, 2/22/00                                 15,000                 14,992

                                                                     688,156

Student Loan Marketing
  Assoc.  (22.4%):
4.80%, 4/1/99                                  20,000                 20,000
4.85%*, 4/6/99, MTN                            25,000                 25,000
4.93%*, 4/6/99, MTN                            25,000                 25,000
5.08%*, 4/6/99, MTN                            50,000                 50,000
5.09%*, 4/6/99, MTN                            50,000                 49,991
5.15%*, 4/6/99, MTN                            25,000                 25,000
5.45%*, 4/6/99, MTN                            25,000                 24,999
4.76%*, 5/7/99, MTN                            50,000                 49,979
5.63%, 6/2/99, MTN                             14,565                 14,584
5.52%, 6/10/99, MTN                            10,000                  9,997
4.78%*, 6/16/99, MTN                           50,000                 49,985
4.70%, 6/30/99                                 13,291                 13,135
5.89%, 11/17/99, MTN                           60,230                 60,636
4.93%, 2/8/00, MTN                             25,000                 24,983
4.90%, 2/10/00, MTN                            15,000                 14,994
5.05%, 3/10/00, MTN                            30,000                 29,991

                                                                     488,274

Tennessee Valley Authority  (1.8%):
4.71%, 4/9/99                                  40,000                 39,958

Total U.S. Government Agencies
(Amortized Cost $1,627,352)                                        1,627,352

                         U.S. Treasury Bills (25.4%)

U.S. Treasury Bills  (25.4%):
4.80%, 4/19/99                                250,000                249,400
4.81%, 4/22/99                                305,000                304,146

Total U.S. Treasury Bills
(Amortized Cost $553,546)                                            553,546

Total Investments
(Amortized Cost $2,180,898) (a) -- 100.0%                          2,180,898

Other assets in excess of liabilities -- 0.0%                            309

TOTAL NET ASSETS -- 100.0%                                        $2,181,207

(a) Cost and value for federal income tax and financial reporting purposes are the same.

* Variable rate securities having interest rates, that will change periodically, are based upon and index of market interest rates. The rate reflected on the Schedule of Investments is the rate in effect at 3/31/99. The date reflects the next rate change date.

**  Variable rate securities having liquidity agreements.

MTN -- Medium Term Note

                     See notes to financial statements.

                                         Statement of Assets and Liabilities
THE VICTORY PORTFOLIOS                                        March 31, 1999
(Amounts in Thousands, Except Per Share Amounts)                 (Unaudited)

                                                                 Gradison
                                                                 Government
                                                                 Reserves
                                                                 Fund

ASSETS:
Investments, at value (cost $2,180,898)                          $2,180,898
Interest and dividends receivable                                    11,007
Prepaid expenses                                                         50

    Total Assets                                                  2,191,955

LIABILITIES:
Payable to Custodian                                                  1,520
Dividends payable                                                     7,821
Accrued expenses and other payables:
  Investment advisory fees                                              891
  Distribution fees                                                     206
  Accounting fees                                                        21
  Transfer agency fees                                                  289

    Total Liabilities                                                10,748

NET ASSETS:
Capital                                                           2,181,212
Accumulated undistributed net realized loss on investments               (5)

    Net Assets                                                   $2,181,207

Net Assets

  Class G                                                        $2,181,207

    Total                                                        $2,181,207

Outstanding units of beneficial interest (shares)

  Class G                                                         2,181,212

    Total                                                         2,181,212

Net asset value

  Redemption price per share -- Class G                          $     1.00

                     See notes to financial statements.

                                                    Statement of Operations
THE VICTORY PORTFOLIOS               For the Six Months Ended March 31, 1999
(Amounts in Thousands)                                           (Unaudited)

                                                                 Gradison
                                                                 Government
                                                                 Reserves
                                                                 Fund

Investment Income:
Interest Income                                                  $53,455

Expenses:
Investment management fees                                         4,511
Transfer agent fees                                                1,491
Distribution fees                                                  1,040
Legal and audit fees                                                  37
Fund accounting fees                                                 105
Printing fees                                                         73
Registration fees                                                     98
Trustees' fees                                                        23
Miscellaneous expenses                                                29

    Total expenses                                                 7,407

Net Investment Income                                             46,048

Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment transactions              (5)

Change in unrealized appreciation/depreciation from investments       --

Net realized/unrealized gains (losses) from investments               (5)

Change in net assets resulting from operations                   $46,043

                     See notes to financial statements.

THE VICTORY PORTFOLIOS                   Statement of Changes in Net Assets
(Amounts in Thousands)

                                            Gradison Government Reserves Fund

                                            For the Six
                                            Months Ended     Year Ended
                                            March 31,        September 30,
                                            1999             1998

                                            (Unaudited)

From Investment Activities:
Operations:
  Net investment income                     $    46,048      $    87,166
  Net realized gains/(losses) from
    investment transactions                          (5)              --

Change in net assets resulting from
  operations                                     46,043           87,166

Distributions to Shareholders:
  From net investment income
      Class G                                   (46,048)         (87,166)

Change in net assets from distributions
  to shareholders                               (46,048)         (87,166)

Capital Transactions:
  Proceeds from shares issued                 4,485,237        9,220,289
  Dividends reinvested                           37,345           85,372
  Cost of shares redeemed                    (4,275,194)      (8,981,895)

Change in net assets from
  capital transactions                          247,388          323,766

Change in net assets                            247,383          323,766

Net Assets:
  Beginning of period                         1,933,824        1,610,058

  End of period                             $ 2,181,207      $ 1,933,824

Share Transactions:
  Issued                                      4,485,237        9,220,289
  Reinvested                                     37,345           85,372
  Redeemed                                   (4,275,194)      (8,981,895)

Change in shares                                247,388          323,766

                     See notes to financial statements.

                                               Notes to Financial Statements
THE VICTORY PORTFOLIOS                                        March 31, 1999
                                                                 (Unaudited)

1. Organization:

The Victory Portfolios (the "Trust") were organized on December 6, 1995 as a successor to a company of the same name organized as a Massachusetts business trust on February 5, 1986. The Trust is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end investment company established as a Delaware business trust. The Trust is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001. As of March 31, 1999, the Trust offers shares of 30 active funds. The Trust commenced offering shares of two additional Funds effective April 1, 1999 as described below, in relevant part, under "Reorganization." The accompanying financial statements and financial highlights are those of the Victory Gradison Government Reserves Fund (the "Fund").

The Victory Gradison Government Reserves Fund is authorized to issue Class G Shares effective April 1, 1999, as described under "Reorganization."

The Fund seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

2. Reorganization:

The Trust entered an Agreement and Plan of Reorganization and Termination (the "Agreement") with The Gradison McDonald Cash Reserves Trust, also registered as an open-end investment management company under the 1940 Act, pursuant to which all of the assets and liabilities of the Gradison U.S. Government Reserves (the "Gradison Fund") were transferred to the Victory Gradison Government Reserves Fund of the Trust in exchange for Class G shares, a new class of shares issued in connection with the reorganization, of that Fund. The reorganization, which qualified as a tax-free exchange for federal income tax purposes, was completed on April 1, 1999 (the "Effective Date of the Reorganization"), following approval by shareholders of The Gradison McDonald Cash Reserves Trust, at a special shareholder meeting held on March 5, 1999.

For accounting purposes as a result of the reorganization, the historical basis of assets and liabilities of the Fund is that of the Gradison Fund. The accompanying financial statements and financial highlights of the Fund reflect the operations of the Gradison Fund for the six months ended March 31, 1999.

The following is a summary of shares outstanding, net assets and net asset value per share immediately before and after the reorganization:

                          Before Reorganization           After Reorganization

                     Gradison          Victory Gradison    Victory Gradison
                     U.S. Government   Government          Government
                     Reserves          Reserves Fund       Reserves Fund

Shares (000)          2,190,366        --                   2,190,366
Net Assets (000)     $2,190,366        --                  $2,190,366
Net Asset Value      $     1.00        --                  $     1.00

3. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities Valuation:

Investments of the Fund are valued at either amortized cost, which approximates market value, or at original cost which, combined with accrued interest, approximates market value. Under the amortized cost valuation method, discount or premium is amortized on a constant basis to the maturity of the security. In addition, the Funds may not (a) purchase any instrument with a remaining maturity greater than 397 days unless such instrument is subject to a demand feature, or (b) maintain a dollar-weighted-average portfolio maturity which exceeds 90 days.

Securities Transactions and Related Income:

Securities transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the pro rata amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Repurchase Agreements:

The Fund may acquire repurchase agreements from financial institutions such as banks and broker-dealers which the Fund's investment adviser deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying securities. The seller, under a repurchase agreement, is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by the Fund's custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by the Funds under the 1940 Act.

Dividends to Shareholders:

Dividends from net investment income are declared daily and paid monthly by the Fund. Distributable net realized capital gains, if any, are declared and distributed at least annually.

The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders which exceed net investment income and realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized gains. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

Federal Income Taxes:

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

Other:

Expenses that are directly related to the Fund are charged directly to the Fund. Other operating expenses of the Trust are prorated on the basis of relative net assets of all funds included in the Trust or other appropriate basis. Fees paid under the Fund's shareholder servicing or distribution plans are borne by the specific class of shares to which they apply.

4. Related Party Transactions:

As of the Effective Date of the Reorganization, investment advisory services are provided to the Fund by Key Asset Management Inc. ("the Adviser"), a wholly owned subsidiary of KeyCorp. On February 28, 1997, Key Asset Management Inc. became the surviving corporation after the reorganization of four indirect investment adviser subsidiaries of KeyCorp, including KeyCorp Mutual Fund Advisers. Under the terms of the investment advisory agreements, the Adviser is entitled to receive fees computed daily and paid monthly based on the Fund's average daily net assets, at an annual rate of 0.50% on the first $400 million, 0.45% on the next $600 million, 0.40% on the next $1 billion, and 0.35% in excess of $2 billion. KeyTrust Company of Ohio, serving as custodian for the Funds as of the Effective Dates of the Reorganization, receives custodian fees in addition to reimbursement of actual out-of-pocket expenses incurred.

As of the Effective Date of the Reorganization, BISYS Fund Services (the "Administrator" or the "Distributor," as applicable), an indirect, wholly-owned subsidiary of The BISYS Group, Inc. ("BISYS") serves as the administrator and distributor to the Fund. Under the terms of the administration agreement the Administrator's fee is computed at the annual rate of 0.15% of the Fund's average daily net assets up to $300 million, 0.12% of the Fund's average daily net assets between $300 million and $600 million and 0.10% of each Fund's average daily net assets greater than $600 million. Under a Sub-Administration agreement, BISYS pays the Adviser a fee of up to 0.05% of the Fund's average daily net assets to perform some of the administrative duties for the Fund. Pursuant to the Trust's 12b-1 Plan, the Distributor may receive a monthly service fee at an annual rate of 0.10% of the average daily net assets of the Fund. The service fee is paid to securities broker dealers or other financial intermediaries for providing personal services to shareholders of the Fund, including responding to inquiries, providing information to shareholders about their Fund accounts, establishing and maintaining accounts and records, processing dividend and distribution payments, arranging for bank wires, assisting in transactions, and changing account information. McDonald Investments Inc. provides certain shareholder services for the Fund under the terms of an administrative services agreement with the Fund, and receives a monthly fee at an annual rate of $23.50 per shareholder non-zero balance account and $5.00 per closed shareholder account, as defined. Effective March 1, 1999, BISYS also serves as the Fund's Mutual Fund Accountant and receives a fee for these services under the terms of the Fund Accounting Agreement.

Certain officers of the Trust are affiliated with BISYS. Such officers receive no direct payments or fees from the Fund for serving as officers of the Trust.

Fees may be voluntarily reduced or reimbursed to assist the Fund in maintaining competitive expense ratios. No fees were reduced or reimbursed during the six months ended March 31, 1999. The Adviser has agreed to waive its management fee or to reimburse expenses, as allowed by law, to the extent necessary to maintain the net operating expenses of the Class G shares of the Fund at a maximum of 0.72% until at least April 1, 2001.

Prior to the Effective Date of the Reorganization, investment advisory services were provided by McDonald & Company Securities, Inc. ("McDonald"), pursuant to an investment advisory agreement between the Gradison Fund and McDonald under substantially the same terms as the Fund's investment advisory agreement described above. Transfer agent services, including dividend disbursing, fund accounting services and administrative services were provided by McDonald prior to the Effective Date of the Reorganization, pursuant to the terms of a Transfer Agency, Accounting Services and Administrative Services agreement between the Gradison Fund and McDonald. Under the terms of that agreement, the Gradison Fund paid McDonald a monthly fee for transfer agent and administrative services at an annual rate of $23.50 per shareholder non-zero balance account and $5.00 per closed shareholder account, as defined, plus out-of-pocket costs for statement paper, statement and reply envelopes and reply postage. The Gradison Fund paid fund accounting fees to McDonald under substantially the same terms as the Fund. Distribution fees, prior to the Effective Date of the Reorganization, were paid by the Gradison Fund to McDonald pursuant to an agreement under substantially the same terms as the Funds' agreement. Prior to the Effective Date of the Reorganization, officers of the Gradison Fund were also officers of McDonald.

5. Voting Results of a Special Meeting of Gradison U.S. Government Reserves
Shareholders:

A Special Meeting of Shareholders of the Gradison Fund was held on March 5, 1999. At the meeting, shareholders voted on the following matters with the following results as indicated below:

Proposal 1

To approve an Agreement and Plan of Reorganization and Termination pursuant to which the Gradison Fund will transfer all of its assets and liabilities solely in exchange (the "Exchange") for Class G Shares of the Fund. The Gradison Fund will distribute Class G shares of the Fund received in the Exchange to its shareholders in an amount equal in net asset value to the shares of the Gradison Fund held by such shareholders as of the date of the Exchange, after which the Gradison Fund will be terminated.

                                         For           Against       Abstain

Gradison U.S. Government Reserves    1,103,846,562    32,553,832    63,522,119



Proposal 2

To approve a new Investment Advisory Agreement between the Gradison McDonald Cash Reserves Trust, on behalf of the Gradison Fund, and McDonald
Investments, Inc. because the merger of McDonald's corporate parent with KeyCorp caused the previous agreement to terminate.

                                         For           Against       Abstain

Gradison U.S. Government Reserves    1,107,712,491    29,425,603    62,784,420

THE VICTORY PORTFOLIOS                                    Financial Highlights
(For a Share Outstanding Throughout Each Period)

                                                                    Gradison Government Reserves Fund

                                       For the
                                       Six Months
                                       Ended
                                       March 31,                            Year Ended September 30,

                                       1999<F2>           1998          1997           1996           1995           1994

                                       (Unaudited)

Net Asset Value,
  Beginning of Period                  $    1.000         $    1.000    $    1.000     $    1.000     $    1.000     $    1.000

Investment Activities
  Net investment income                     0.022              0.049         0.047          0.047          0.050          0.029
  Net realized and unrealized gains
    (losses) from investments                  --                 --            --             --             --             --

      Total from
        Investment Activities               0.022              0.049         0.047          0.047          0.050          0.029

Distributions:
Net investment income                      (0.022)            (0.049)       (0.047)        (0.047)        (0.050)        (0.029)
Net realized gains                             --                 --            --             --             --             --

      Total Distributions                  (0.022)            (0.049)       (0.047)        (0.047)        (0.050)        (0.029)

Net Asset Value, End of Period         $    1.000         $    1.000    $    1.000     $    1.000     $    1.000     $    1.000

Total Return                                 2.24%<F3>          4.98%         4.85%          4.86%          5.10%          2.97%

Ratios/Supplemental Data:
Net Assets, End of
  Period (000)                         $2,181,207         $1,933,824    $1,610,058     $1,333,063     $1,224,129     $1,001,233
Ratio of expenses to
  average net assets                         0.72%<F4>          0.72%         0.72%          0.75%          0.78%          0.80%
Ratio of net investment
  income to average
  net assets                                 4.48%<F4>          4.86%         4.75%          4.72%          5.00%          2.90%
Ratio of expenses to
  average net assets<F1>                     0.72%<F4>          0.73%         0.73%          0.76%          0.80%          0.81%
Ratio of net investment
  income to average
  net assets<F1>                             4.48%<F4>          4.85%         4.74%          4.71%          4.98%          2.89%

<F1> During the period, certain fees were reduced through the use of earnings credits on cash balances, or waiver of a portion of advisory fees. If such fee reductions had not occurred, the ratios would have been as indicated.

<F2> Effective April 1, 1999, the Gradison U.S. Government Reserves became the Victory Gradison Government Reserves Fund.
Financial highlights prior to April 1, 1999 represent the Gradison U.S. Government Reserves.

<F3> Not annualized.

<F4> Annualized.

Average Annual Total Returns                7-Day
(for the Periods ended March 31, 1999)      Yield    QTR      1 Year   3 Years  5 Years  10 Years

Gradison Government Reserves Fund           4.23%    1.07%    4.75%    4.81%    4.74%    4.97%

Past performance does not indicate future results.

As of March 31, 1999, the Fund's seven day yield and seven day effective yield were 4.23% and 4.32%, respectively.
The yield quotation more closely reflects the current earnings of the Fund than the total return quotation.

                     See notes to financial statements.
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The Victory Funds                                             Bulk Rate
127 Public Square                                             U.S. Postage
OH-01-27-1612                                                 PAID
Cleveland, Ohio 44114                                         Cleveland, OH
                                                              Permit No. 469


                                 (LOGO) (R)
                                Victory Funds

Call Victory at:                                Or Call Gradison McDonald at:
800-539-FUND (800-539-3863)                     800-869-5999 or 513-579-5999

                                                            1VF-GGR-SEMI 3/99